1900 K Street, N.W. Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

November 21, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	KKR Credit Opportunities Portfolio

File Nos. 333-233709 and 811-23474

Post-Effective Amendment No. 6 to the Registration Statement on Form N-2

Ladies and Gentlemen:

Our client, KKR Credit Opportunities Portfolio (the “Fund”), has enclosed, pursuant to Rule 486(a) under the Securities Act of 1933, as amended (the “Securities Act”), Post-Effective Amendment (“PEA”) No. 6 to the Fund’s registration statement on Form N-2, together with all exhibits thereto (the “Registration Statement”), under the Securities Act and Amendment No. 8 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of registering additional share classes of the Fund.

Please contact me at (202) 261-3386 with any questions or comments.

Sincerely,

/s/ William J. Bielefeld

William J. Bielefeld